Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2025
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES
7	SELLING AND MARKETING EXPENSES

	2025	2024	2023
	USD	USD	USD

Marketing and branding expenses	23,672,015	16,934,781	5,983,651
Advertising expenses	2,423,637	2,333,394	2,386,088
	26,095,652	19,268,175	8,369,739